Long-Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Principal Payments [Abstract]
2014	$ 120,495
2015	174,842
2016	270,406
2017	182,805
2018	297,431
2019 and thereafter	334,319
Total	$ 1,380,298	$ 1,442,427